Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Significant Accounting Policies
2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied in all the years presented, unless otherwise stated.

2.1	Basis of preparation
The consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRIC) applicable to companies reporting under IFRS. The financial statements comply with IFRS as issued by the IASB in force as of December 31, 2019, and December 31, 2020, respectively.
The consolidated financial statements have been prepared under the historical cost convention, except for derivative financial instruments, financial assets at fair value through profit or loss, and available-for-sale
financial assets measured at fair value. The financial statements are presented in thousands of Peruvian Sol unless otherwise stated.
The preparation of the consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. Also requires that the Management exercise its critical judgment in the process of applying the Corporation’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5.

2.2	Consolidation of financial statements

a)	Subsidiaries
Subsidiaries are entities over which the Company has control. Subsidiaries are fully consolidated from the date on which control is transferred to the Corporation. They are deconsolidated from the date that control ceases.
The Corporation applies the acquisition method to account for business combinations. Identifiable assets acquired, liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.
The Corporation evaluates the measurement of the
non-controlling
interest on an
acquisition-by-acquisition
basis. As of December 31, 2019, and 2020, the measurements of the non-controlling
interest in the Corporation’s acquisitions were made at the
non-controlling
interest’s proportionate share of the recognized amounts of the acquiree’s identifiable net assets.
Business acquisition-related costs are expensed as incurred.
Any contingent consideration assumed by the Corporation with the selling party is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration are recognized in accordance with IFRS 9 “Financial Instruments” as profit or loss.
Goodwill is initially measured as the excess of the acquisition cost, the fair value at the acquisition date of any interest previously acquired plus the fair value of the non-controlling
interest, over the net identifiable assets acquired and liabilities and contingent liabilities assumed. If the acquisition cost is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized in profit or loss at the time of acquisition.
For consolidating subsidiaries, balances, income, and expenses from transactions between Group companies are eliminated. Profits and losses resulting from inter-company transactions that are recognized as assets are also eliminated. Group companies use common accounting practices, except for those that are specifically required for specific businesses.

b)	Changes in ownership interests in subsidiaries without change of control
Transactions with
non-controlling
interests that do not result in loss of control are accounted for as equity transactions, in other words as transactions with owners in their capacity as owners. The difference between the fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling
interest are also recorded in equity at the time of disposal.

c)	Disposal of subsidiaries
When the Corporation ceases to have control over a subsidiary, any retained interest in the entity is re-measured
at its fair value at the date when control is lost, with the change in carrying amount recognized in profit or loss at such date. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Corporation had directly disposed of the related assets or liabilities. This may mean that the amount previously recognized in other comprehensive income is reclassified to profit or loss.

d)	Joint arrangements
Contracts in which the Corporation and one or more of the contracting parties have joint control on the relevant joint activities are called joint arrangements.
Investments in joint arrangements are classified as either
joint operations
or
joint ventures
depending on the contractual rights and obligations of each investor. The Corporation has assessed the nature of its joint arrangements and determined them to be both joint ventures
as well as
joint operations
.
Joint ventures
are accounted for using the equity method. Under this method, interests in joint ventures are initially recognized at cost and adjusted thereafter to recognize the Corporation’s share of the post-acquisition profits or losses and movements in the comprehensive income statement.
The Corporation assesses on an annual basis whether there is any objective evidence that the investment in the joint ventures and associate is impaired. If this is the case, the Corporation calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the impairment loss in share of the profit or loss in associates and joint ventures under the equity method of accounting in the income statement. In addition, the Corporation stops the use of the equity method if the entity ceases to be an operating entity.
Joint operations
are joint arrangements whereby the parties that have joint control of the arrangement, have rights over the assets, and obligations for the liabilities, relating to the arrangement. Each party recognizes its assets, liabilities, revenue and cost and its share of any asset or liability jointly held and, on any revenue, or cost arisen from the joint operation.
In the Corporation, joint operations mainly relate to consortiums (entities without legal personality) created exclusively for the development of a construction contract. Considering that the only objective of the consortium is to develop a specific project, all revenue and costs are included within revenue from construction activities and cost of construction activities, respectively.

e)	Associates
Associates are all entities over which the Corporation has significant influence but not control, generally accompanying a holding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method (see section d) above).
Profits and losses resulting from transactions between the Corporation and its associates are recognized in the Corporation’s consolidated financial statements only to the extent of unrelated investor’s interests in the associates. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates are changed where necessary to ensure consistency with the policies adopted by the Corporation.
Impairment losses are measured and recorded in accordance with section d) above.

2.3	Segment reporting
Operating segments are reported in a consistent manner with internal reporting provided to the Management of the Corporation.
If an entity changes the structure of its internal organization in a manner that causes the composition of its reportable segments to change, the Corporation restates the information for earlier periods unless the information is not available.

2.4	Foreign currency translation

a)	Functional and presentation currency
The consolidated financial statements are presented in Peruvian soles, which is the functional and presentation currency of the Corporation. All subsidiaries, joint arrangements, and associates use the Peruvian Sol as their functional currency, except for foreign entities, for which the functional currency is the currency of the country in which they operate.

b)	Transactions and balances
Foreign currency transactions are translated into the functional currency using prevailing the exchange rates at the date of the transactions or valuation when items are re-measured.
Foreign exchange gains and losses resulting from the settlement of such transactions are recognized in the consolidated income statement, except when deferred in other comprehensive income. Foreign exchange gains and losses of all monetary items are included in the income statement within financial income or expense.
Exchange differences arising on loans from the Company to its subsidiaries in foreign currencies are recognized in the separate financial statements of the Company and separate financial statements of the subsidiaries. In the consolidated financial statements, such exchange differences are recognized in other comprehensive income and are re-classified
in the income statement on the disposal of the subsidiary or debt repayment to the extent such loans qualify as part of the “net investment in a foreign operation”.

c)	Corporation companies
The results and financial position of all the Corporation entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency of the Corporation are translated into the presentation currency as follows:

i)	Assets and liabilities for each statement of financial position are translated using the closing exchange rate prevailing at the date of the consolidated statement of financial position;
ii)
income and expenses for each income statement are translated at the average exchange rate (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated using the exchange rate on the date of the transaction);

iii)	capital is translated by using the historical exchange rate for each capital contribution made; and

iv)	all exchange differences are recognized as separate components in other comprehensive income, within foreign currency translations adjustment
Goodwill and fair value adjustments arising from the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and are translated at the closing exchange rate. Exchange differences are recognized in other comprehensive income.

2.5	Public services concession agreements
Concession agreements signed between the Corporation and the Peruvian Government entitle the Corporation, as a Concessionaire, to assume obligations for the construction or improvement of infrastructure and which qualify as public service concessions are accounted as defined by IFRIC 12 “Service Concession Arrangements”. The consideration to be received from the Government for the services of constructing or improving public infrastructure is recognized as a financial asset, an intangible asset or both, as stated below:

a)
It is recognized as a financial asset to the extent that it has a contractual right to receive cash or other financial assets either because the Government secures the payment of specified or determinable amounts or because the Government will cover any difference arising from the amounts actually received from public service users in relation with the specified or determinable amounts. These financial assets are recognized initially at fair value and subsequently at amortized cost (financial asset model).

b)
It is recognized as an intangible asset to the extent that the service agreement grants the Corporation a contractual right to charge users of the public service. The resulting intangible asset is measured at cost and is amortized as described in Note 2.15 (intangible asset model).

c)	It is recognized as a financial asset and an intangible asset when the Corporation recovers its investment partially by a financial asset and partially by an intangible asset (bifurcated model).

2.6	Cash and cash equivalents
In the consolidated statements of financial position and cash flows, cash and cash equivalents include cash on hand, on-demand
bank deposits, other highly liquid investments with original maturities of three months or less and bank overdrafts. In the consolidated statement of financial position, bank overdrafts are included in the balance of borrowings as current liabilities.

2.7	Financial assets

2.7.1	Classification and measurement
The Corporation classifies its financial assets, according to its subsequent measurement, in the following categories: i) amortized cost; ii) financial assets at fair value through other comprehensive income and iii) financial assets at fair value through profit or loss. The classification depends on the purpose for which the financial assets were acquired on the basis of the Corporation’s business model for managing the financial assets and the characteristics of the contractual cash flows of the financial asset.

Management determines the classification of its financial assets at the date of its initial recognition and re-evaluates
this classification at the date of each closing of its consolidated financial statements. As of December 31, 2019, and 2020, the Corporation only maintains financial assets in the following categories:

a)	Amortized cost
This category is the most relevant for the Corporation. The Corporation measures financial assets at amortized cost if the following conditions are met:
i) The financial asset is held within a business model with the objective of maintaining the financial assets to obtain the contractual cash flows; and
ii) The contractual terms of the financial asset generate cash flows, on specific dates, that are only payments of the principal and interest on the amount of the outstanding principal.
Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Profits and losses are recognized in profits or losses when the asset is written off, modified or impaired.
Trade accounts receivable, accounts receivable from related companies, other accounts receivable, work in progress and cash and cash equivalents are included in current assets except for those over twelve months after the date of the consolidated statement of financial position. The latter are classified as non-current
assets.

b)	Financial assets at fair value through other comprehensive results
Financial assets at fair value through other comprehensive income of the Corporation are classified in this category when they meet the following conditions:
i) keep them within a business model whose objective is achieved by obtaining contractual cash flows and selling financial assets; and
ii) the contractual terms of the financial asset give rise, on specific dates, to cash flows that are only payments of the principal and interest on the outstanding principal amount.
The investment account at Inversiones en Autopistas S.A. is included in this category.

c)	Financial assets at fair value through profit or loss
Financial assets that do not meet the criteria of amortized costs or fair value through other comprehensive income are measured at fair value through profit or loss. The result in a debt investment that is subsequently measured at fair value through gains and losses is recognized in the consolidated statement of comprehensive income in the period in which it occurs.
Financial assets at fair value through profit or loss are
non-derivative
financial assets designated by the Corporation at their fair value upon initial recognition and are held for sale. These are included in current assets.

2.7.2	Derecognition of financial assets
The Corporation derecognizes a financial asset when the contractual rights over the cash flows of the financial asset expire, or when it transfers the rights to receive the contractual cash flows in a transaction in which all the risks and benefits of ownership of the financial asset are substantially transferred, or does not transfer or retain substantially all the risks and benefits related to the property and does not retain control over the assets transferred.
The Corporation participates in transactions in which it transfers the assets recognized in its statement of financial position but retains all or substantially all the risks and advantages of the assets transferred, and/or control over them. In these cases, the assets transferred are not derecognized and are measured on a basis that reflects rights and obligations that the Corporation has retained.

2.8	Impairment of financial assets
IFRS 9 “Financial Instruments”, requires to register expected credit losses of all financial assets, except for those that are carried at fair value with an effect on results, estimating it over 12 months or for the entire life of the financial instrument (“lifetime”). In accordance with the provisions of the standard, the Corporation applies the simplified approach (which estimates the loss for the entire life of the financial instrument), for the commercial debtors of the rental business line of the real estate sector, and the general approach for the trade accounts receivables, and other accounts receivable; the same that requires evaluating whether or not a significant increase in risk exists to determine whether the loss should be estimated based on 12 months after the reporting date or during the entire life of the asset.
The Corporation has established a policy to conduct an evaluation, at the end of each reporting period, to identify whether the asset has suffered a significant increase in credit risk since the initial date. Both the credit losses expected at 12 months and the expected credit losses during the life of the asset are calculated individually or collectively, depending on the nature of the portfolio.
For financial assets for which the Corporation has no reasonable expectation of recovering, either the entire outstanding amount or a portion thereof, the gross carrying amount of the financial asset is reduced. This is considered a decrease in (partial) accounts of the financial asset.

2.9	Derivative financial instruments and hedging activities
Derivatives are initially recognized at fair value on the date a derivative contract is signed into and are subsequently re-measured
at their fair value at the end of each reporting period. The method for recognizing the gain or loss resulting from changes in the fair value of the derivatives depends on whether they are designated as an hedging instrument, and if so, the nature of the item being hedged.
The Corporation designates certain derivatives as hedges of a particular risk associated with a recognized asset or liability (fair value hedge) or a highly probable forecast transaction (cash flow hedge). Derivatives are initially recognized at fair value on the date of subscription of the contract and are subsequently recognized at their fair value.
The Corporation documents, at the inception of the transaction, the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedges transactions. The Corporation also documents its assessment, both at hedge inception as at the date of each subsequent statement of financial position, of whether the derivatives used in hedges transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.
The fair value of various derivative instruments used for hedging purposes and changes in the account reserves for hedges in equity are disclosed in Note 8. The full fair value of a hedging derivative is classified as a non-current
asset or liability when the remaining maturity period of the hedged item is more than 12 months and as a current asset or liability when the remaining maturity period of the hedged item is less than 12 months. Trading derivatives are classified as a current asset or liability.
Cash flow hedge
The effective portion of changes in the fair value of derivatives that are designated and qualify as fair value hedges is recognized as other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the income statement. Amounts accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss (for example, when the forecasted sale that is hedged takes place).
The gain or loss relating to the effective portion of interest rate swaps hedging variable rate borrowings is recognized in the income statement as “Financial income or Financial expenses”.

However, when the forecasted transaction that is hedged results in the recognition of a non-financial
asset (for example, inventory or fixed assets), the gains or losses previously deferred in equity are transferred from equity and are included in the initial measurement of the cost of the non-financial
asset. The deferred amounts are finally recognized in cost of goods sold in the case of inventory or depreciation in the case of fixed assets.
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and will be reversed to income when the forecasted transaction is finally recognized in the statement of comprehensive income. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement within “other income and expenses, net”.

2.10	Trade accounts receivables
Trade receivables are amounts due from customers for goods or services sold by the Corporation. If the collection is expected in one year or less, they are classified as current assets. If not, they are presented as non-current
assets. In the Infrastructure segment it includes the billing of the first purchase of trains as part of the model of the financial asset of the concessionaire Tren Urbano de Lima S.A. (formerly GyM Ferrovias S.A.) (Note 2.5).
Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less any provision for impairment, except for receivables of less than one year that are stated at a nominal amount which is similar to their fair values since they are short term.
It includes Management estimates corresponding to the collection rights for services performed pending invoice and/or approval by client, which have been valued using the completion percentage method. It corresponds mainly to the Engineering and Construction segment (subsidiaries Cumbra Peru S.A. and Cumbra Ingenieria S.A. (formerly GMI S.A.). In the Infrastructure segment, for concessions it corresponds to future collections for public services, mainly represented by unconditional contractual rights to be received from the Grantor under the model of the financial asset (Note 2.5).

2.11	Work in progress
This account includes the balance of work in progress costs incurred that relates to future activities of the construction contracts (see Note 2.27 for detail on revenue recognition from construction activities and concessions services).
Changes in estimates of contract revenues and costs can increase or decrease the estimated margin. When a change in the estimate is known, the cumulative impact of the change is recorded in the period in which it is known, based on the progress completed.

2.12	Inventories
The inventories include land, works in progress and finished buildings related to the real estate activity, materials used in the construction activity and marketed supplies for exploration and extraction activities.

a)	Real estate activity
Land used for the execution of real estate projects is recognized at acquisition cost. Work in progress and finished real estate includes the costs of design, materials, direct labor, borrowing costs (directly attributable to the acquisition, construction, production of the asset), other indirect costs and general expenses related to the construction.
Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. Annually, the Corporation reviews whether inventories have been impaired identifying three groups of inventories to measure their net realizable value: i) land bought for future real estate projects which are compared to their net appraisal value; if the acquisition value is higher, a provision of impairment is recognized; ii) land under construction, impairment is measured based on cost projections; if these costs are higher than selling prices of each real estate unit, an impairment estimated is recorded; and iii) completed real estate units; these inventory items are compared to the selling prices less selling expenses; if these selling expenses are higher, a provision for impairment is recorded.
For the reductions in the carrying amount of these inventories to their net realizable value, a provision is recognized for impairment of inventories with a charge to profit or loss for the year in which those reductions occur.

b)	Exploration and extraction activities
Inventories are valued at production costs or net realizable value (NRV), the one with the lowest result, on the basis of the weighted average method. The NRV represents the value at which it is estimated to make oil, gas and its derivatives LPG and HAS, which is calculated on the basis of international prices at which discounts that are usually granted are deducted. Miscellaneous supplies, materials, and spare parts are valued at cost or replacement value, whichever is less based on the average method. The cost of inventories excludes financing expenses and exchange differences. Inventories to be received are recorded at cost by the specific identification method.
The Corporation constitutes a devaluation of materials charged to income for the year in cases in which the book value exceeds its recoverable value.

c)	Other activities
Materials and supplies are recorded at cost by the weighted average method or at their replacement value, the lower. The cost of these items includes freight and non-refundable
applicable taxes.
The devaluation of these items is estimated on the basis of specific analysis made by the Management on its rotation. If it is identified that the book value of the stocks of materials and supplies exceeds their replacement value, the difference is charged to income in the year in which this situation is determined.
Management considers that as of the date of the consolidated financial statements it is not necessary to establish additional provisions to those recognized in the financial statements to cover losses due to obsolescence of these inventories.

2.13	Investment property
Investment properties are shown at cost less accumulated depreciation and impairment losses, if any. Subsequent costs attributable to investment properties are capitalized only if it is probable that future economic benefits will flow to the Company and the cost of these assets can be measured reliably; if not, they are recognized as expenses when incurred.
Repair and maintenance expenses are recognized in profit and loss when they are incurred. If the property’s carrying amount is greater than its estimated recoverable amount, an adjustment to reduce the carrying amount to the recoverable amount is recognized.
Depreciation is determined by the straight-line method at a rate that is considered sufficient to absorb the cost of the assets and the end of the useful life and considered their significant components with useful lives substantially different (each component is treated separately for depreciation purposes). The estimated useful lives of those properties range from 5 to 50 years.
The investment properties held by the Corporation correspond to: (i) “Agustino Plaza” Shopping Center, located in the El Agustino District, and (ii) the stores situated within the stations of Line 1 of the Lima Metro; the properties owned by the subsidiary Viva Negocio Inmobiliario S.A. are represented by a fair value amount to US$14.16 million, equivalent to S/51.31 million as of December 31, 2020 (US$18.7 million, equivalent to S/62.6 million, as of December 31 of 2019).
These investment properties have been leased under the modality of an operating lease.

2.14	Property, plant and equipment
Property, plant and equipment are stated at historical cost less accumulated depreciation and impairment losses, if any. Historical cost includes expenditure that is directly attributable to the acquisition of these items.
Subsequent costs are included in the asset’s carrying amount or are recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Corporation and the cost of the item can be measured reliably. Repairs and maintenance expense are charged to the statement of income during the financial period in which they are incurred.
Assets under construction are capitalized as a separate component. At their completion, the cost of such assets is transferred to their definitive category.
Replacement units are major spare parts in which depreciation starts when the units are installed for use within the related asset.
Depreciation of machinery, equipment and vehicles recognized as “Major equipment” are depreciated based on their hours of use. Under this method, the total number of work hours that machinery and equipment is capable of producing is estimated and a charge per hour is determined. The depreciation of other assets that do not qualify as “Major equipment” is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives, as follows:

Years
Buildings and facilities	Between 3 and 50
Machinery and equipment	Between 2 and 10
Vehicles	Between 2 and 10
Furniture and fixtures	Between 2 and 10
Other equipment	Between 2 and 10
Residual values and useful lives are reviewed and adjusted as appropriate at each reporting date. Gains and losses on disposals are recognized in “Other income and expenses, net” in the statement of income. Regarding joint operations that carry out construction activities, the difference between the proceeds from disposals of fixed assets and their carrying amount is shown within “revenue from construction activities” and “cost of construction activities”, respectively.

2.15	Intangible assets

i)	Goodwill
Goodwill arises on the acquisition of subsidiaries and represents the excess of the purchase consideration, the amount of any non-controlling
interest and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the net identifiable assets acquired. If the payment made, the amount of the non-controlling
interest recognized and previously held interest measured at fair value is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statement of income.
Goodwill acquired in a business combination is allocated to each cash-generating units (CGU), or group of CGUs, that is expected to benefit from the synergies of the combination. Goodwill is monitored at the operating segment level.
Goodwill impairment reviews are performed at least annually and when events or changes in circumstances indicate a potential impairment. Any impairment is recognized immediately as an expense in item “Other income and expenses, net” and cannot be reversed later.

ii)	Trademarks
Trademarks acquired separately are shown at historical cost. Trademarks acquired in a business combination are recognized at fair value at the acquisition date. Management has determined that these trademarks have indefinite useful lives.
Trademark impairment reviews are performed at least annually and when events or changes in circumstances indicate a potential impairment. Any impairment is recognized immediately as an expense in item “Other income and expenses, net”. The carrying amount that has been subject to impairment is reviewed at each reporting date to verify possible reversals of the impairment and is recognized in the “other income and expenses, net” item.

iii)	Concession rights
The intangible asset consisting of the right to charge users for the services related to service concessions agreements (Note 2.5 and Note 6.b) is initially recorded at the fair value of construction or improvement services and before amortization is started, an impairment test is performed; it is amortized under the straight-line method, from the date revenue starts using the lower of its estimated expected useful life or effective period of the concession agreement.

iv)	Contractual relationships with customers
Contractual relationships with customers are assets resulting from business combinations that were initially recognized at fair value as determined based on the expected cash flows from those relations over a period of time based on the estimated permanent of the Corporation’s customer (the estimation of useful life is based on the term of contract with customers which fluctuate between 5 and 9 years). The useful life and the impairment of these assets are individually assessed.

v)	Cost of development wells
Costs incurred in preparing wells to extract hydrocarbons in Blocks I, III, IV, and V, located in Talara, are capitalized as part of intangible assets. These costs are amortized over the useful lives of the wells (estimated in remaining periods for Blocks I and V and the unit of production method for Blocks III and IV), until the end period of the agreements signed with Perupetro.

vi)	Software and development costs
Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Corporation are recognized as intangible assets when the following criteria are met:

•	technically feasible to complete the software product so that it will be available for use;

•	management intends to complete the software product and use or sell it;

•	there is the ability to use or sell the software product;

•	it can be demonstrated how the software product will probably generate future economic benefits;

•	technical, financial and other resources are available to complete the development and to use or sell the software product; and

•	expenses incurred during its development can be reliably measured.

Other development costs that do not meet these criteria are reconized in the statement of income as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period. Computer software development costs recognized as assets are amortized over their estimated useful lives, which fluctuate between 2 to 15 years.

vii)	Land use rights
Refers to the rights maintained by the subsidiary Promotora Larcomar S.A. Land use of rights are stated at historical cost less amortization and any accumulated impairment losses. The useful life of this asset is based on the agreement signed (60 years) and may be extended if agreed by parties. Amortization will begin when it becomes ready for its intended use by Management.

2.16	Impairment of non-financial assets
Assets subject to amortization are subject to impairment tests when events or circumstances occur that indicate that their book value may not be recovered. Impairment losses are measured as the amount by which the book value of the asset exceeds its recoverable value. The recoverable value of the assets corresponds to the higher of its fair value and its value in use. For purposes of the impairment assessment, assets are grouped at the lowest levels in which they generate identifiable cash flows (cash-generating units). The book value of non-financial
assets other than goodwill that have been subject to write-offs for impairment is reviewed at each reporting date to verify possible reversals of impairment.

2.17	Financial liabilities
The financial liabilities of the Corporation include trade accounts payable, accounts payable to related parties, remuneration and other accounts payable. All financial liabilities are initially recognized at fair value and subsequently valued at amortized cost using the effective interest rate method.
Financial liabilities are classified as current liabilities if the payment must be made within a year or less (or in the normal operating cycle of the business if it is greater), otherwise, they are presented as non-current
liabilities.

2.18	Trade accounts payable
Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer), if not, they are presented as non-current
liabilities.
Accounts payable are initially recognized at their fair value and subsequently are amortized at amortized cost using the effective interest method, except for accounts payable within less than one year that are recorded at their nominal value that is similar to their fair value due to its maturity in the short term.

2.19	Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include liabilities designated at initial recognition as at fair value through profit or loss.
Financial liabilities designated at initial recognition at fair value through profit or loss are designated at the initial recognition date, and only if the criteria of IFRS 9 are met. The Company has only designated the obligation with BCI Peru as a financial liability at fair value through profit or loss, see note 18.

2.20	Other financial liabilities
Corresponds to the loans and bonds issued by the Corporation, which are initially recognized at their fair value, net of the costs incurred in the transaction. These financial liabilities are subsequently recorded at amortized cost; any difference between the funds received (net of transaction costs) and the redemption value is recognized in the statement of income during the period of the loan using the effective interest method.
The costs incurred to obtain these financial liabilities are recognized as transaction costs to the extent that it is probable that part or the entire loan will be received. In this case, these charges are deferred until the time the loan is received.

2.21	Borrowing costs
Debt costs are recognized at the statement of income in the period in which they have been incurred, except for intangible assets and inventories in which the borrowing costs are capitalized.
General and specific borrowing costs directly attributable to the acquisition, construction or production of qualified assets, which are assets that necessarily take a substantial period (more than 12 months) to reach their condition of use or sale, are added to the cost of said assets until the period when the assets are substantially ready for use or sale. The Corporation suspends the capitalization of borrowing costs during the periods in which the development of activities of a qualified asset has been suspended. The income obtained from the temporary investment of specific loans that have not yet been invested in qualified assets is deducted from the borrowing costs eligible for capitalization.

2.22	Current and deferred income tax
Income tax expense comprises current and deferred tax. Tax expense is recognized in the statement of income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, tax is also recognized in the statement of comprehensive income or directly in equity, respectively.
The current income tax is calculated based on the tax laws enacted at the date of the statement of financial position in the countries where the Company and its subsidiaries operate and generate taxable income. Management, where appropriate, establishes provisions based on amounts expected to be paid to the tax authorities.
Deferred tax is recognized on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred income tax is determined using tax rates (and legislation) that have been enacted as of the date of the statement of financial position and that are expected to be applicable when the deferred income tax is realized or paid.
Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Corporation, and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred income tax arising from the initial recognition of goodwill is not recognized; likewise, the deferred tax is not recorded if it arises from the initial recognition of an asset or liability in a transaction that is not a business combination that does not affect the accounting or tax profit or loss at the time of the transaction.

2.23	Employee benefits
The Corporation recognizes a liability when the employee has rendered services in exchange for which is entitled to receive future payments and an expense when the Corporation has consumed the economic benefit from the service provided by the employee in exchange for the benefits in question.
The Corporation determines employee benefits in accordance with current labor and legal regulations and classifies them as short-term benefits, long-term benefits, and termination benefits.
Short-term benefits are those other than termination indemnities, whose payment is settled in the twelve months following the end of the period in which the employees have rendered the services; they correspond to current remunerations (salaries, wages and contributions to social security), annual paid and sick absences, participation in profits and incentives and other non-monetary
benefits.
Long-term benefits are those benefits that must be paid more than twelve months after the end of the period in which the services were rendered. As of December 31, 2019, and 2020, the Corporation does not grant benefits in this category.
Termination benefits are those benefits payable as a result of (i) the entity’s decision to terminate the employee’s contract before the retirement date, and (ii) the employee’s decision to voluntarily accept the conclusion of the relationship of work.
Short-term benefits:

a)	Current salaries and wages
The current remunerations are constituted by salaries, wages, contributions to social security, statutory bonuses and compensation for the time of services. Salaries, wages, and contributions to social security are settled on a monthly basis.
Entities of the Corporation recognize the expense and the related liability for statutory bonuses based on applicable laws and regulations effective in Peru, Chile, and Colombia. In Peru bonuses correspond to two monthly payments, settled one in July and one in December of each year, and accrue based on the consideration of the service.
The compensation for time of service corresponds to the indemnification rights of the staff, and is accrued based on the consideration of the service calculated according to the legislation in force in each country in which the entities of the Corporation operate and determine as follows: (i) in Peru it is equivalent to half the remuneration in force at the date of payment and this is effected by deposit in bank accounts designated by the workers in the months of May and November of each year; (ii) In Colombia, it is equivalent to 8.33% of the monthly remuneration, (iii) In Chile this benefit is not available.

b)	Annual paid absences
Annual holidays are recognized on an accrual basis. The provision for the estimated obligation for the annual vacations of personnel resulting from the services rendered by employees is recognized on the date of the consolidated statement of financial position and corresponds; (i) one month for personnel in Peru, (ii) fifteen days for personnel in Colombia, and (iii) in the case of Chile, they are subject to the worker’s seniority and range from fifteen to thirty days.

c)	Workers’ profit sharing and incentives
The workers’ profit sharing is determined on the basis of the legal provisions in force in each country where the entities of the Corporation operate, as follows: (i) in Peru it is equivalent to 5% of the taxable base determined by each entity of the Corporation, in accordance with current income tax legislation, (ii) in Chile, workers’ participation is a component of the remuneration (equivalent to 4.75 minimum wages per year) and not a determinable percentage of the profit, (iii) in Colombia these benefits are not provided to employees.

Termination benefits
The Corporation entities recognize the liability and expense for severance payments when they occur, based on the legal provisions in force in each country. In accordance with the legislation of Peru, the compensation for arbitrary dismissal for personnel with an indefinite contract amounts to 1.5 times the monthly remuneration for each year worked.
In Colombian legislation, for the first year worked, the equivalent of 30 days of salary is granted, and from the second year on, the compensation will be the equivalent of 20 days of salary for each additional year (or the proportion); in the legislation of Chile is granted compensation of thirty days of salary for each year worked with a maximum salary of 330 days.

2.24	Provisions

a)	General
Provisions are recognized when i) the Corporation has a present, legal or constructive obligation as a result of past events; ii) it is probable that an outflow of resources will be required to settle the obligation; and iii) the amount has been reliably estimated. Provisions are reviewed at year - end. If the time value of money is significant, provisions are discounted using a pre-tax
rate that reflects, when applicable, the specific risks related to the liability. Reversal of the discount due to the passage of time results in the obligation being recognized with a charge to the statement of income as a financial expense.
Contingent obligations when their existence will only be confirmed by future events or their amount cannot be reliably measured. Contingent assets are not recognized and are disclosed only if it is probable that the Corporation will generate an income from economic benefits in the future.

b)	Provision for the closure of production wells
The subsidiary UNNA ENERGIA S.A. (formerly GMP S.A.) recognizes a provision for the closure of operating units that correspond to the legal obligation to close oil production wells once the production phase has been completed. At the initial date of recognition, the liability that arises from this obligation measured at its fair value and discounted at its present value, according to the valuation techniques established by IFRS 13, “Fair Value Measurement”, and is simultaneously charged to the intangible account in the consolidated statement of financial position.
Subsequently, the liability is increased in each period to reflect the financial cost considered in the initial measurement of the discount, and the capitalized cost is depreciated based on the useful life of the related asset. When a liability is settled, the subsidiaries recognize any gain or loss that may arise. The fair value changes estimated for the initial obligation and the interest rates used to discount the flows they are recognized as an increase or decrease in the book value of the obligation and the asset to which they relate to, any decrease in the provision, and any decrease of the asset that may exceed the carrying amount of said asset is immediately recognized in the consolidated statement of income.
If the review of the estimated obligation results in the need to increase the provision and, accordingly, increase the carrying amount of the asset, the subsidiaries should also take into consideration if the said increase corresponds to an indicator that the asset has been impaired and, if so, impairment tests are to be carried out (Note 2.16).

2.25	Put option arrangement
The subsidiary Cumbra Peru S.A. signed a sale option contract on the equity of its subsidiary Morelco S.A.S. (Note 32) that allows the shareholder to reallocate its shares over a period of 10 years. The amount payable under the option is initially recognized at the present value of the reimbursement under “Other accounts payable”, directly charged to equity. The charge to equity is recorded separately as put options subscribed on the non-controlling
interest, adjacent to the
non-controlling
interest in the net assets of the consolidated subsidiaries.
Subsequently, the financial liability is updated by changes in the assumptions on which the estimation of the expected cash flows is based and by the financial component due to the passage of time. The effects of this update are recognized in results. In the event that the option expires without being exercised, the liability is written off with the corresponding adjustment to equity.

2.26	Capital
Common shares are classified as equity.
Incremental costs directly attributable to the issue of new shares or options are shown in equity, as a deduction, of the proceeds, net of taxes.

2.27	Revenue recognition from contracts with customers
Revenues from contracts with customers are recognized, for each performance obligation, either during a period of time or at a specific time, depending on which method best reflects the transfer of control of the underlying products or services to the obligation of particular performance with the client.
The Corporation recognizes the income through the application of the five steps defined in the regulation i) identification of the contract with the client; ii) identification of performance obligations in the contract; iii) determination of the price of the transaction; iv) allocation of the transaction price for performance obligations; and v) recognition of income when (or as) a performance obligation is satisfied.
Subsequently, the Corporation policy of recognition of each type of income according to IFRS 15:

i)	Engineering and construction
Revenues from engineering and construction contracts are recognized over time as the Corporation performs its obligations because there is a continuous transfer of control of the deliverable to the customer pursuant to the terms of such contracts. For this reason, the Corporation accounts for revenue over time by measuring the progress towards complete satisfaction of its performance obligations under each contract. In this manner, revenues are accounted for using the percentage-of-completion
method, based on surveys of performance by the Corporation’s experts who review the work performed to date under each contract.
The Corporation recognizes revenue based on surveys of work to date, using the output method, which is the direct measurement of the value to the customer of the construction services completed to date relative to the remaining services to be performed under the contract. The Corporation believes that the use of the output method based on surveys of performance provides a faithful depiction of the transfer of services by the Corporation to the customer because it reflects an enforceable right to payment from the Corporation for the work completed to date.
The contract generates assets when the costs incurred are greater than the cost associated with those revenues. Otherwise, liabilities are generated for the accrued costs not invoiced. When it is probable that the total costs of the contract will exceed the related revenue, the expected loss is immediately recognized.

Revenues for additional work resulting from a modification or an instruction received from the customer to make a change in the scope of work or the price, or both, will result in an increase in contract revenue. The Corporation does not account for contract modifications unless approved by the customer. In addition, the Corporation reviews the enforceability of changes to the rights and obligations in contract modifications.
As part of its evaluation of whether changes to the rights and obligations in a contract modification are enforceable, the Corporation considers whether one or more of the following factors has been satisfied: a) the contract, applicable law or other evidence provides a legal basis for the modification; b) additional costs were caused by circumstances that were unforeseen on the date of execution of the contract and not a result of deficiencies incurred by the Corporation’s performance; c) modification-related costs are identifiable and considered reasonable in view of the work performed; or d) evidence supporting the modification is objective and verifiable. When one or more of the foregoing factors is satisfied, the changes to the rights and obligations in the contract modification are considered by the Corporation to be enforceable.
The Corporation estimates the change in the transaction price arising from the contract modification if the transaction price has not yet been approved by the customer in accordance with the requirements of IFRS 15 to estimate variable consideration. In order to include variable consideration related to a contract modification in the estimated transaction price, the Corporation must conclude that it is ‘highly probable’ that a significant revenue reversal will not occur. The Corporation determines the probability that the revenue reversal will occur (and therefore whether such price will be recovered) based on an analysis of whether any of the following factors is present: i) contractual entitlement; ii) past practices with the customer; iii) specific discussions or preliminary negotiations with the customer; and iv) verbal approval by the customer. If, as a result of such analysis, the Corporation concludes that it is ‘highly probable’ that a significant reversal in the amount of revenue recognized will not occur, it recognizes the variable consideration relating to the contract modification.
When the contract profit cannot be estimated reliably, the associated revenue is recognized to the extent of costs incurred are recoverable. Revenue is billed once approval is received by the owners of the work in progress.
The nature of certain contracts, such us cost-plus fee contracts in its E&C segment and unit price or similar contracts in its E&C segment and certain services it provides in its Infrastructure segment, give rise to variable consideration. Depending on the type of contract, this variable consideration may include reimbursable or target costs; variable number of units; award and incentive fees; and penalties. The Corporation estimates the amount of revenue to be recognized as variable consideration using the expected value method or the most likely amount method, whichever is expected to better predict the amount of consideration to which the Corporation will be entitled. These methods require the Corporation to estimate costs, unit quantities, award/incentive fees and penalties. In making such estimates, judgments are required to evaluate potential variances in the cost of materials, the cost of labor, productivity levels, the impact of change orders, liability claims and contract disputes, the achievement of contractual performance standards, and other contingencies.”

ii)	Real-estate – Real estate, urban and industrial lots
Sale of Real estate
Revenue from sales of real estate properties is recognized when control over the property has been transferred to the client with the delivery record. Revenue is measured based on the price agreed under the contract. Until this is met, the incomes received will be counted as customer advances. These sales contracts have two performance obligations: i) the one corresponding to the transfer of the property, which includes the common areas of the building where these real estates are located, and ii) the one corresponding to the transfer of the common area outside the real estate assets but that are part of the real estate projects, which are recognized when the common area has been delivered.

Sale of urban lots
Revenue related to sales of urban lots is recognized when control over the property is transferred to the customer. Until this is met, the incomes received will be recognized as customer advances. Revenue is measured based on the transaction price agreed under the contract. These sales contracts have a single performance obligation for the sale of lots, which is executed upon delivery of the sale of the assets.
Sale of industrial lots
Revenue related to sales of industrial lots is recognized when control over the property has been transferred to the customer. Until this is met, the incomes received will be counted as customer advances. These sales contracts have two performance obligations: i) transfer of the industrial lot and ii) urban authorization of the industrial lot.

iii)	Infrastructure
Income for provided services of oil and gas extraction, fuel dispatch and other services
The revenue from providing these services is recognized at the time the service is provided, calculating the service actually provided as a portion of the total services to be provided. This type of income has a single performance obligation; that is performed when the service is provided at a time moment.
Income from the sale of oil and derivative products
Revenue from the sale of goods is recognized when the control of the assets is transferred to the customer, which is when the goods are delivered. In this type of income there is only one performance obligation for the sale of oil; which is executed at the delivery of the goods.
Income from concession services
Revenues from concession services correspond to operation and maintenance services, and are recognized according to their nature in the period in which the service is provided. In this revenue there is only one performance obligation, executed when the service is provided.

2.28	Recognition of cost and expenses
Engineering and construction contracts
Contract costs include all direct costs such as materials, labor, subcontracting costs, manufacturing and supply costs of equipment, start-up
costs, depreciation and amortization, and indirect costs. Periodically, the Group evaluates the reasonableness of the estimates used in the determination of the total estimated contract cost. If, as a result of this evaluation, there are modifications to the revenue or cost previously estimated, or if the total estimated cost of the project exceeds expected revenues, an adjustment is made in order to reflect the effect in results of the period in which the adjustment or loss is incurred.
Costs for sale of oil and derivative products
The costs of the services rendered and the costs of sales of petroleum and derivative products are recognized when they are incurred, simultaneously with the recognition of related revenues. Other costs and expenses are recognized as they accrue, regardless of when they are paid and are recorded in the accounting periods to which they relate.

Costs for concession operation services
The costs of the operation and maintenance services are recognized when they are incurred, simultaneously with the recognition of related revenues. Other costs and expenses are recognized as they are accrued, regardless of when they are paid and are recorded in the accounting periods with which they are related.

2.29	Leases
Lease contracts are analyzed for the purpose of identifying those containing the characterisctics according to IFRS 16 Leases (hereinafter “IFRS 16”) for recognition, measurement, presentation and disclosure.
The Corporation evaluates in every lease contract the following:

•	If you have the right to control the use of the identified asses,

•	If the contract term is longer that twelve months,

•	If the underlying asset amount is a material amount, and,

•	That the fees to be paid are not entirely variable.

a)	Leases in which the Corporation is a lessee
The Corporation recognizes a
right-of-use
asset and a lease liability as of the beginning of the lease.
The
right-of-use
asset is initially measured by the initial amount of the lease liability adjusted for any lease payment made on or before the start date, plus the initial direct costs incurred. The right-of-use
assets are depreciated in a straight line, from the start date until the end of the lease contract. The term of the lease includes the periods covered by an option to extend the contract if the Corporation is reasonably sure to exercise that option.
The lease liability is the total unpaid installments, measured at amortized cost using the effective interest method. It is measured again when there is a change in future lease payments that arise from a change in an index or rate, if there is a change in the Corporation’s estimate of the amount expected to be paid under a residual value guarantee, or if the Corporation changes its assessment of whether it is sure that it will exercise a purchase, extension or term option.
When the lease liability is measured again, the carrying amount of the right-of-use
asset is adjusted.
In engineering and construction segment, interest expenses related to leasing contracts of the core business are reported in gross margin; the rest of the Corporation segments, report them in financial expenses.
Operational cash flows will be greater since cash payments for the main portion of the lease debt are classified within the financing activities. Only the part of the payments that reflects interest can continue to be presented as operating cash flow.

b)	Leases in which the Corporation is a lessor
Liabilities for operating leases and assets are included in the statement of financial position according to the nature of the asset. Revenues from operating leases are recognized in a straight line over the term of the lease agreement and the incentives granted to lessees are reduced from rental income.
Based on the foregoing, the Corporation as lessor has not changed the recognition of its leases.

2.30	Dividend distribution
Dividend distribution to the Corporation shareholders is recognized as a liability in the financial statements in the period in which the dividends are approved.

2.31	Significant non-operating items
Significant
non-operating
items are separately shown in the financial statements when they are necessary to provide an adequate understanding of the Corporation’s financial performance. These material items are income or expenses shown separately due to their nature or significant amount.

2.32	Account balance reclassified as of December 31, 2018 and 2019

a)
The receivable balance to Consorcio Constructor Ductos del Sur amounting to S/27.8 million as of December 31, 2019, was reclassified from “other accounts receivable” to “accounts receivable from related parties”.

b)
Information on the subsidiary Adexus S.A. is presented. (hereinafter “Adexus”), whose main activity is to provide information technology solutions mainly in Chile and Peru, as of December 31, 2018 and 2019 the subsidiary was recognized as a non-current
asset held for sale; However, as of September 30, 2020, it was reclassified as a continuing operation for the reasons set forth in Note 36.

	As of December 31,			As of December 31,
	2019	Reclassified (a)	Adexus (b)	2019
	Audited			As restated
ASSETS
Current assets
Cash and cash equivalents	948,978	—	1,723	950,701
Trade accounts receivables, net	821,737	—	92,467	914,204
Work in progress, net	49,457	—	—	49,457
Accounts receivable from related parties	36,658	—	—	36,658
Other accounts receivable	444,500	—	9,974	454,474
Inventories, net	552,573	—	2,828	555,401
Prepaid expenses	11,348	—	5,130	16,478

	2,865,251	—	112,122	2,977,373
Non-current assets as held for sale	205,418	—	(203,020)	2,398

Total current assets	3,070,669	—	(90,898)	2,979,771

Non-current assets
Trade accounts receivable, net	753,202	—	26,407	779,609
Work in progress, net	23,117	—	—	23,117
Accounts receivable from related parties	546,941	27,782	—	574,723
Prepaid expenses	27,934	—	—	27,934
Other accounts receivable	300,323	(27,782)	891	273,432
Investments in associates and joint ventures	37,035	—	—	37,035
Investment property	28,326	—	—	28,326
Property, plant and equipment, net	443,870	—	20,120	463,990
Intangible assets, net	853,315	—	912	854,227
Right-of-use assets, net	78,813	—	11,768	90,581
Deferred income tax asset	240,919	—	30,800	271,719

Total non-current assets	3,333,795	—	90,898	3,424,693

Total assets	6,404,464	—	—	6,404,464

	As of December 31,			As of December 31,
	2019	Reclassified (a)	Adexus (b)	2019
	Audited			As restated
LIABILITIES AND EQUITY
Current liabilities
Borrowings	454,260	—	27,269	481,529
Bonds	44,737	—	—	44,737
Trade accounts payable	1,136,121	—	22,954	1,159,075
Accounts payable to related parties	38,916	—	—	38,916
Current income tax	47,999	—	3,170	51,169
Other accounts payable	635,305	—	34,369	669,674
Provisions	113,483	—	—	113,483

Total current liabilities	2,470,821	—	87,762	2,558,583

Non-current liabilities as held for sale	210,025	—	(210,025)	—

Total current liabilities	2,680,846	—	(122,263)	2,558,583

Non-current liabilities
Borrowings	344,806	—	64,260	409,066
Bonds	879,305	—	—	879,305
Trade accounts payable	—	—	34,814	34,814
Other accounts payable	273,101	—	23,189	296,290
Accounts payable to related parties	22,583	—	—	22,583
Provisions	214,952	—	—	214,952
Derivative financial instruments	52	—	—	52
Deferred income tax liability	112,734	—	—	112,734

Total non-current liabilities	1,847,533	—	122,263	1,969,796

Total liabilities	4,528,379	—	—	4,528,379

Equity
Capital	871,918	—	—	871,918
Legal reserve	132,011	—	—	132,011
Voluntary reserve	29,974	—	—	29,974
Share Premium	1,132,179	—	—	1,132,179
Other reserves	(177,506)	—	—	(177,506)
Retained earnings	(510,766)	—	—	(510,766)

Equity attributable to controlling interest in the Company	1,477,810	—	—	1,477,810
Non-controlling interest	398,275	—	—	398,275

Total equity	1,876,085	—	—	1,876,085

Total liabilities and equity	6,404,464	—	—	6,404,464

As a result of this process, the amounts in the consolidated statement of income are reclassified as follows:

	For the year ended December 31, 2018
	Reported	Adexus	As restated
Revenues from construction activities	1,961,100	—	1,961,100
Revenues from services provided	1,003,623	85,692	1,089,315
Revenue from real estate and sale of goods	934,739	217,244	1,151,983

	3,899,462	302,936	4,202,398

Cost of construction activities	(1,921,112)	—	(1,921,112)
Cost of services provided	(741,172)	(165,781)	(906,953)
Cost of real estate and sale of goods	(562,689)	(97,674)	(660,363)

	(3,224,973)	(263,455)	(3,488,428)

Gross profit	674,489	39,481	713,970
Administrative expenses	(278,433)	(32,730)	(311,163)
Other income and expenses	(61,335)	(4,519)	(65,854)
Loss from the sale of investments	(7)	—	(7)

Operating profit	334,714	2,232	336,946
Financial expenses	(247,982)	(12,786)	(260,768)
Financial income	50,925	611	51,536
	(3,709)	—	(3,709)

Profit (loss) before income tax	133,948	(9,943)	124,005
Income tax expense	(113,318)	2,325	(110,993)

Profis (loss) from continuing operations	20,630	(7,618)	13,012

Profit from discontinued operations	36,785	7,618	44,403

Profit for the period	57,415	—	57,415

Profit (loss) attributable to:
Owners of the Company	11,336	(94,524)	(83,188)
Non-controlling interest	46,079	94,524	140,603

	57,415	—	57,415

	For the year ended December 31, 2019
	Reported	Adexus	As restated
Revenues from construction activities	2,411,880	—	2,411,880
Revenues from services provided	1,089,465	164,594	1,254,059
Revenue from real estate and sale of goods	583,659	88,263	671,922

	4,085,004	252,857	4,337,861

Cost of construction activities	(2,351,563)	—	(2,351,563)
Cost of services provided	(866,326)	(168,925)	(1,035,251)
Cost of real estate and sale of goods	(425,352)	(75,258)	(500,610)

	(3,643,241)	(244,183)	(3,887,424)

Gross profit	441,763	8,674	450,437
Administrative expenses	(213,908)	(34,744)	(248,652)
Other income and expenses	(326,754)	(12,740)	(339,494)

Operating loss	(98,899)	(38,810)	(137,709)
Financial expenses	(231,709)	(21,425)	(253,134)
Financial income	74,656	(310)	74,346
Share of the profit or loss of associates and joint ventures accounted for using the equity method	(218,774)	—	(218,774)

Loss before income tax	(474,726)	(60,545)	(535,271)
Income tax expense	(319,957)	16,586	(303,371)

Loss from continuing operations	(794,683)	(43,959)	(838,642)

(Loss) profit from discontinued operations	(43,959)	43,959	—

Loss for the year	(838,642)	—	(838,642)

(Loss) profit attributable to:
Owners of the Company	(884,721)	—	(884,721)
Non-controlling interest	46,079	—	46,079

	(838,642)	—	(838,642)